Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share-based Payment Arrangements
28.	SHARE-BASED PAYMENT ARRANGEMENTS

a.	Employee share option plans of the Company

In order to attract, retain and reward employees, the Company and its subsidiary, ASE, have their employee share option plans for the Group’s full-time employees. As disclosed in Note 1, the Company assumed ASE’s obligations of outstanding employee share option plans starting from April 30, 2018 and each share option represents the right to purchase 0.5 ordinary share of the Company when exercised. Under the terms of the plan, share options are granted at an exercise price equal to or not less than the closing price of the ordinary shares listed on the TWSE at the issue date. The right of those share options granted under the plan is valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date. For any subsequent changes in the Company’s capital structure or when cash dividend per ordinary share exceeds 1.5% of the market price per ordinary share, the exercise price is accordingly adjusted.

Information about the share option plans that ASE granted for the period from January 1, 2018 through April 29, 2018 was as follows:

	For the Period from January 1, 2018 through April 29, 2018
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)

Balance, beginning of period	135,961	$30.2
Options forfeited	(1,692)	36.3
Options exercised	(20,557)	26.0
Options transferred to the Company in accordance with the joint share exchange agreement	(113,712)	30.9

Balance, end of period	-	-

Information about the share option plans that the Company granted and assumed for the period from April 30, 2018 through December 31, 2018 and for the years ended December 31, 2019 and 2020 were as follows:

	For the Period from April 30, 2018 through		For the Year Ended December 31
	December 31, 2018		2019		2020
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)	Thousands)	(NT$)

Balance, beginning of period	-	$-	183,814	$58.1	170,786	$57.0
Options assumed on April 30, 2018	56,856	61.7	-	-	-	-
Options granted	131,863	56.4	-	-	-	-
Options expired	-	-	-	-	(1,006)	40.8
Options forfeited	(1,582)	71.5	(4,214)	61.8	(3,949)	58.0
Options exercised	(3,323)	43.6	(8,814)	48.4	(21,064)	49.2

Balance, end of period	183,814	58.1	170,786	57.0	144,767	56.9

Options exercisable, end of period	36,354	58.1	33,822	63.5	67,388	61.4

Fair value of options granted (NT$)	$16.28-19.12		$-		$-

The weighted average share prices at exercise dates of share options for the period from January 1, 2018 to April 29, 2018, the period from April 30, 2018 to December 31, 2018, and the year ended December 31, 2019 and 2020 were NT$41.0, NT$68.5, NT$69.3 and NT$68.5 (US$2.4), respectively.

Information about the outstanding share options that the Company granted and assumed at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2019

ASE 4 th share options	$40.8-45.2	0.5
ASE 5 th share options	73.0	5.7
The Company 1 st share options	54.4	8.9

December 31, 2020

ASE 4 th share options	45.2	0.3
ASE 5 th share options	73.0	4.7
The Company 1 st share options	52.9	7.9

b.	Employee share option plans of subsidiaries

USIE

The terms of the plans issued by USIE were the same with those option plans previously granted by ASE.

Information about share options was as follows:

	For the Year Ended December 31
	2018		2019		2020
		Weighted		Weighted		Weighted
	Number of	Average Exercise	Number of	Average Exercise	Number of	Average Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)	Thousands)	(US$)

Balance at January 1	25,556	$2.2	16,711	$2.1	8,349	$2.3
Options forfeited	-	-	-	-	(7)	2.9
Options exercised	(8,845)	2.2	(8,362)	2.0	(8,342)	2.3

Balance at December 31	16,711	2.1	8,349	2.3	-	-

Options exercisable, end of year	16,711	2.1	8,349	2.3	-	-

Information about USIE’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (US$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2019
1 st share options	$1.5	1.0
3 rd share options	2.9	1.4

In 2018, 2019 and 2020, the Group’s shareholdings in USIE decreased because USIE’s share options were exercised. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USIE and, as a result, capital surplus was decreased by NT$1,239,456 thousand, NT$981,078 thousand and NT$1,120,111 thousand (US$39,890 thousand) for the years ended December 31, 2018, 2019 and 2020, respectively.

USISH

Under the share option plan issued in 2015 (“2015 share options”), each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date incorporated with certain performance conditions. For any subsequent changes in USISH’s capital structure, the exercise price is accordingly adjusted.

In November 2019, USISH adopted the first share option plan (“2019 share options”) and granted 17,167 thousand share options to its employees. Each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 3.0 years, 4.0 years and 5.0 years, respectively, and are exercisable at certain percentages within 12 months subsequent to the second, the third and the fourth anniversary of the grant date under the satisfaction of certain performance conditions within each respective vesting period. In the event that USISH increases share capital by capital surplus or by cash, or distributes share dividends or cash dividends, the exercisable share option units and the exercise price are accordingly adjusted.

In September 2020, USISH adopted the second share option plan (“2020 share options”) and granted 1,140 thousand share options to its employees. The conditions of issued 2020 share options are the same as 2019 share options plan, except that the options are valid for 2.2 years, 3.2 years and 4.2 years, respectively, and with each respective vesting period of 1.2 years, 2.2 years and 3.2 years.

Information about share options was as follows:

	For the Year Ended December 31
	2018		2019		2020
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(RMB)	Thousands)	(RMB)	Thousands)	(RMB)

Balance at January 1	22,341	$15.5	21,537	$15.5	35,077	$14.5
Options granted	-	-	17,167	13.3	1,140	21.7
Options forfeited	(804)	15.5	(463)	15.4	(636)	14.0
Options exercised	-	-	(3,164)	15.5	(4,315)	15.5

Balance at December 31	21,537	15.5	35,077	14.5	31,266	14.6

Options exercisable, end of year	12,884	15.5	13,694	15.5	13,416	15.5

Fair value of options granted (RMB)	-		$6.27-8.35		$7.03-8.93

Information about USISH’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2019
2015 share options	$15.5	5.9
2019 share options	13.3	4.9

December 31, 2020
2015 share options	15.5	4.9
2019 share options	13.3	3.9
2020 share options	21.7	3.9

c.	Employee restricted share plans of subsidiaries

In November 2019, USISH adopted the first restricted share plan (“2019 restricted shares”) and granted 6,156 thousand ordinary shares to its directors (excluding independent directors), supervisors and employees. In April 2020, the board of directors further resolved to grant 6,403 thousand ordinary shares instead, while other terms remain constant. The plan was of 3 phases starting from 2019 and each phase lasts for 1 year with a valid period of 4.5 years, 3.5 years and 2.5 years, respectively. Upon satisfaction of certain performance conditions in each phase, participants are entitled to subscribe a certain percentage of the total USISH’s ordinary shares issued under the plan with a lock-up period of 1 year. The valid period may be early terminated or extended prior to one month of the expiration date depending on the conditions of ordinary shares granted. In the event that USISH increases share capital by capital surplus or by cash, or distributes share dividends or cash dividends, the exercise price is accordingly adjusted.

In September 2020, USISH adopted the second restricted share plan (“2020 restricted shares”) and granted 425 thousand ordinary shares to its employees. The conditions of issued 2020 restricted shares are the same as 2019 restricted shares plan, except that the restricted shares are valid for 2 years and the ordinary shares that USISH would issue to participants for free are with a lock-up period of 1.3 year.

Information about restricted shares was as follows:

	For the Year Ended December 31
	2019		2020
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
	(In	Per Share	(In	Per Share
	Thousands)	(RMB)	Thousands)	(RMB)

Balance at January 1	-	$-	6,156	$13.3
Options granted	6,156	13.3	672	4.9
Options exercised	-	-	(1,281)	13.2

Balance at December 31	6,156	13.3	5,547	12.2

Options exercisable, end of year	-	-	-	-

Fair value of options granted (RMB)	$13.47		$18.55

Information about USISH’s outstanding restricted shares at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2019
2019 restricted shares	13.3	4.3

December 31, 2020
2019 restricted shares	13.2	3.3
2020 restricted shares	-	1.7

The Group’s shareholdings in USISH decreased because the abovementioned share option plans and restricted share plan were exercised in 2019 and 2020. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USISH and, as a result, capital surplus increased by NT$105,785 thousand in 2019 and NT$1,010,219 thousand (US$35,976 thousand) in 2020.

d.	Fair value information

For the fair values at the grant date of USISH’s 2019 and 2020 plans, the share options plans were measured by using the trinomial tree model, while the restricted shares plans were measured by using the Black-Scholes Option Pricing Model incorporating the effect of the lock-up period. The inputs to the models were as follows:

Share option plan

	2019 share options plan	2020 share options plan

Share price at the grant date	RMB15.84 per share	RMB21.55 per share
Exercise price	RMB13.34 per share	RMB21.65 per share
Expected volatility (%)	45.07-51.80	48.14-53.57
Expected lives (years)	3-5	2.2-4.2
Expected dividend yield	-	-
Risk free interest rate (%)	2.80-2.97	2.80-2.99

Restricted share plan

	2019 restricted shares plan	2019 restricted shares plan amended in 2020	2020 restricted shares plan

Share price at the grant date	RMB16.30 per share	RMB16.60 per share	RMB24.30 per share
Exercise price	RMB13.34 per share	RMB13.34 per share	(Note)
Expected volatility (%)	47.77	57.21	56.97
Lock-up periods (years)	1	1	1.3
Expected dividend yield	-	-	-
Risk free interest rate (%)	2.70	1.55	2.63

Note: The restricted sha
r
e plan is to transfer ordinary shares for free upon satisfaction of certain performance conditions prior to the expiration.

Expected volatilities we
r
e based on the annualized volatilities of USISH’s historical share prices.

For the years ended December 31, 2018, 2019 and 2020, employee benefits expense recognized on the aforementioned employee share option plans and the restricted share plans were NT$215,648 thousand, NT$871,699 thousand and NT$955,575 thousand (US$34,030 thousand), respectively.